Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 4,415	$ 6,904
Gold bullion (note 6)	3,437,765	2,866,171
Silver bullion (note 6)	1,572,638	1,358,854
Prepaid assets	97
Total assets	5,014,915	4,231,929
Liabilities
Accounts payable (note 8)	2,413	1,794
Total liabilities	2,413	1,794
Equity
Unitholders’ capital	2,903,070	3,051,147
Unit premiums and reserves	161	95
Retained earnings (deficit)	2,112,544	1,182,166
Underwriting commissions and issue expenses	(3,273)	(3,273)
Total equity (note 7)	5,012,502	4,230,135
Total liabilities and equity	$ 5,014,915	$ 4,231,929
Total equity per Unit	$ 25.00	$ 20.04